Computation of Earnings per Share	12 Months Ended
Dec. 31, 2011
Computation of Earnings per Share [Abstract]
Earnings Per Share [Text Block]
Computation of Earnings per Share
The following table illustrates our computations of basic and diluted earnings per common share (in thousands, except per share figures):

	Twelve months ended December 31,
	2011	2010	2009
Net earnings	$41,833	$91,062	$70,946
Average basic shares outstanding	12,111	12,843	13,658
Basic earnings per share	$3.45	$7.09	$5.19

Average basic shares outstanding	12,111	12,843	13,658
Restricted stock not vested	72	72	72
Dilutive effect of assumed option exercises	117	146	136
Dilutive effect of performance shares	114	109	3
Average diluted shares outstanding	12,414	13,170	13,870
Diluted earnings per share	$3.37	$6.91	$5.12